CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
NON-CURRENT ASSETS
Property, plant and equipment	$ 99,288	$ 108,725
Advance payments for property, plant and equipment	374	451
Right-of-use assets	101,932	80,502
Time deposits	4,362	4,362
Intangible assets	2,160	4,061
Collaboration prepaid leases	172,064	151,216
Other non-current assets	6,056	1,493
Total non-current assets	386,236	350,810
CURRENT ASSETS
Collaboration inventories, net	23,903	19,433
Trade receivables	6,287	100,041
Prepayments, other receivables and other assets	130,975	69,251
Financial assets at fair value through profit or loss	0	663
Pledged deposits	70	357
Time deposits	835,934	30,341
Cash and cash equivalents	286,749	1,277,713
Total current assets	1,283,918	1,497,799
Total assets	1,670,154	1,848,609
CURRENT LIABILITIES
Trade payables	38,594	30,655
Other payables and accruals	166,180	122,307
Government grants	532	68
Lease liabilities	4,794	3,175
Tax payable	20,671	7,203
Contract liabilities	46,874	53,010
Total current liabilities	277,645	216,418
NON-CURRENT LIABILITIES
Collaboration interest-bearing advanced funding	301,196	281,328
Lease liabilities long term	44,613	44,169
Government grants	6,154	7,305
Contract liabilities	0	47,962
Other non-current liabilities	0	56
Total non-current liabilities	351,963	380,820
Total liabilities	629,608	597,238
EQUITY
Share capital	37	36
Reserves	1,040,509	1,251,335
Total ordinary shareholders’ equity	1,040,546	1,251,371
Total equity	1,040,546	1,251,371
Total liabilities and equity	$ 1,670,154	$ 1,848,609